INTANGIBLE ASSETS AND GOODWILL (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Post tax discount rates	7.59%	7.58%
Pre tax discount rates	9.27%	9.39%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	4.10%	2.90%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	8.80%	3.60%